Description of the Business and Organization	12 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business and Organization

1. Description of the Business and Organization

Business and Organization

Clinuvel Pharmaceuticals Ltd (“Clinuvel” or “the Company”) is an Australian-based biopharmaceutical company listed on the Australian Securities Exchange (ASX). The Company is engaged in the research, development, and commercialization of treatments for rare and severe skin disorders, with a particular focus on conditions related to light sensitivity and pigmentation.

Clinuvel’s lead product, SCENESSE® (afamelanotide), is approved in multiple regions for the treatment of erythropoietic protoporphyria (EPP), a rare genetic condition that causes extreme intolerance to light. The Company continues to expand its therapeutic pipeline and explore new indications in dermatology and neurology.

Clinuvel operates globally through a network of subsidiaries and offices located in Australia, Europe, North America, and Asia. These entities support the Company’s clinical, regulatory, and commercial activities. Clinuvel is committed to delivering innovative healthcare solutions that address unmet medical needs and improve patient outcomes.